Investment securities and fair value disclosure - Cost to fair value (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Equity securities and other investments and fair value disclosure
Original cost	¥ 162,858	¥ 176,005
Gross unrealized gains	30,119	37,684
Gross unrealized losses	(11,985)	(22,625)
Provision for decline in value	(13,975)	(25,501)
Carrying value	167,017	165,563
Debt investments		6,900
Debt investments pledged to financial institution		6,900
Listed equity securities
Equity securities and other investments and fair value disclosure
Original cost	57,121	68,488
Gross unrealized gains	15,968	18,070
Gross unrealized losses	(11,887)	(20,255)
Carrying value	61,202	66,303
Investments in privately held companies
Equity securities and other investments and fair value disclosure
Original cost	81,894	92,832
Gross unrealized gains	14,107	19,601
Gross unrealized losses	(78)	(815)
Provision for decline in value	(13,250)	(24,065)
Carrying value	82,673	87,553
Debt investments
Equity securities and other investments and fair value disclosure
Original cost	23,843	14,685
Gross unrealized gains	44	13
Gross unrealized losses	(20)	(1,555)
Provision for decline in value	(725)	(1,436)
Carrying value	23,142	11,707
Convertible and exchangeable bonds
Equity securities and other investments and fair value disclosure
Carrying value	4,704	2,742
Aggregate fair value was higher (lower) than their aggregate unpaid principal balance	(1,576)	197
Unrealized gains (losses) recorded	¥ (1,651)	¥ 44